Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 3,033	$ (884,000)	$ 884,000
State	800	800	800
Foreign	4,686
Total	$ 8,519	$ (883,200)	$ 884,800